Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Net cash outflow	£ (6)	£ (45)	£ (5)
Goodwill	2,094	2,139
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions		(40)
Deferred payments for prior year acquisitions and other items	(6)	(5)	(5)
Net cash outflow	(6)	(45)	£ (5)
Intangible assets	0	23
Net assets acquired at fair value	0	22
Goodwill	0	18
Trade and other receivables	0	1
Trade and other liabilities	0	(2)
Total	0	40
Cash transferred	0	40
Total consideration	£ 0	£ 40